Property and Equipment (Details) - Schedule of properties and equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Type of property and equipment:
Property and equipment, Gross balance	$ 622,564	$ 611,618
Property and equipment, Accumulated Depreciation	(412,440)	(389,298)
Property and equipment, Net balance	$ 210,124	$ 222,320
Land and Buildings [Member]
Type of property and equipment:
Property and equipment, Useful Life	25 years	26 years
Property and equipment, Average remaining depreciation	18 years	19 years
Property and equipment, Gross balance	$ 316,968	$ 311,279
Property and equipment, Accumulated Depreciation	(157,810)	(148,645)
Property and equipment, Net balance	$ 159,158	$ 162,634
Equipment [Member]
Type of property and equipment:
Property and equipment, Useful Life	5 years	5 years
Property and equipment, Average remaining depreciation	3 years	3 years
Property and equipment, Gross balance	$ 246,706	$ 243,757
Property and equipment, Accumulated Depreciation	(203,136)	(191,334)
Property and equipment, Net balance	$ 43,570	$ 52,423
Others [Member]
Type of property and equipment:
Property and equipment, Useful Life	7 years	7 years
Property and equipment, Average remaining depreciation	4 years	4 years
Property and equipment, Gross balance	$ 58,890	$ 56,582
Property and equipment, Accumulated Depreciation	(51,494)	(49,319)
Property and equipment, Net balance	$ 7,396	$ 7,263